Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
For the three and six months ended June 30, 2024 and 2023, the bareboat revenues from our related parties consisted of the following:

	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2023
(In $ millions)
Bareboat Revenue - Perfomex	10.6	32.4	35.0	62.7
Total	10.6	32.4	35	62.7
The bareboat revenue for the three months ended June 30, 2024 consisted primarily of amortization of deferred revenue associated with the acceleration of amortization of the deferred performance fee associated with the jack-up rigs "Galar", "Odin" and "Njord" as a consequence of the termination of the bareboat charter agreements between Perfomex and the Company, effective April 1, 2024.
For the three and six months ended June 30, 2024 and 2023, repayment of loans from our equity method investments consisted of the following:

	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2023
(In $ millions)
Perfomex	—	(9.8)	—	(9.8)
Total	—	(9.8)	—	(9.8)
Receivables: The balances with the joint ventures as of June 30, 2024 and December 31, 2023 consisted of the following:

	June 30, 2024	December 31, 2023
(In $ millions)
Perfomex	79.0	92.4
Perfomex II	0.4	2.6
Total	79.4	95.0
Expenses: The transactions with other related parties for six months ended June 30, 2024 and 2023 consisted of the following:

	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2023
(In $ millions)
Magni Partners Limited (1)	—	(0.1)	—	(0.2)
Drew Holdings Limited (2)	—	(0.3)	—	(1.0)
Front End Limited Company (3)	(0.8)	(0.6)	(2.2)	(1.1)
(1) Magni Partners Limited ("Magni") is a party to a Corporate Services Agreement with the Company, pursuant to which it provides strategic advice and assists in sourcing investment opportunities, financing and other such services as the Company wishes to engage, at the Company's option. There is both a fixed and variable element of the agreement, with the fixed cost element representing Magni's fixed costs and any variable element being at the Company's discretion. Mr. Tor Olav Trøim, the Chairman of our Board, is the sole owner of Magni. Effective January 1, 2024, the fixed element of the agreement was terminated, while the remaining terms of the agreement continue to remain in force.
(2) Mr. Tor Olav Trøim, the Chairman of our Board, is the sole owner of Drew Holdings Limited ("Drew"). In January 2023 Drew entered into a Share Lending Framework Agreement ("SLFA") with the Company and DNB Markets for the purposes of facilitating investors’ hedging activities in connection with the Senior Unsecured Convertible bonds due 2028. In order to make the Company's shares available for lending, and only until a certain number of new shares were issued by the Company in connection with such lending arrangement, Drew made up to 15 million shares available to DNB Markets under the SLFA to facilitate such lending to the convertible bond investors requiring such hedging activities. Under the terms of the SLFA, the Company incurred fees payable to Drew for the shares available for lending. As at December 31, 2023, Drew is no longer a party to the SLA (see Note 22 - Common Shares).
(3) Front End Limited Company ("Front End") owns 3% of Borr Arabia Well Drilling LLC, an entity that is consolidated by Borr Drilling Limited and incorporated in the Kingdom of Saudi Arabia (the "KSA"). Front End is a party to a Management Agreement with Borr Arabia Well Drilling LLC to provide management services in the KSA, for which it receives a management fee.